RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 12:-	RELATED PARTY TRANSACTIONS

On August 18, 2015, Sapiens completed the acquisition from Asseco Poland S.A. (“Asseco”) of all issued and outstanding shares of Insseco. Asseco is the parent company of Formula. Please see note 1 above for further information concerning this acquisition.

Under the share purchase agreement for that acquisition, Asseco committed to assign all customer contracts to Insseco that relate to the intellectual property that Sapiens acquired as part of the acquisition. In the event that Asseco cannot obtain the consent of any customer to the assignment of its contract to Insseco, Asseco will hold that customer's contract in trust for the benefit of Insseco. Under that arrangement, in 2015, Insseco invoiced Asseco in a back-to-back manner for all invoices issued by Asseco on Insseco's behalf to customers under those contracts that were not yet assigned by Asseco to Insseco.